BORROWINGS - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity	$ 960
Notional Amount (U.S. Dollars)	$ 12,570	$ 14,902
Debt in breach of asset-level financial covenants		$ 145